Segmented Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis' CEO is considered the chief operating decision maker ("CODM") for purposes of reviewing segment performance. Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by the CODM in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders, and this measure is used consistently in the evaluation of actual segment performance as well as in the Corporation’s business plan and forecasting processes.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions in 2025 or 2024. Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at December 31, 2025 and 2024, there were no inter-segment loans outstanding. Interest charged on inter-segment loans was not material in 2025 and 2024.

	Regulated								Non-Regulated	Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	and Other	eliminations	Total

Year ended December 31, 2025
Revenue	2,495	2,913	1,620	1,874	829	557	1,851	12,139	31	—	12,170
Energy supply costs	—	1,064	507	548	—	165	1,087	3,371	—	—	3,371
Operating expenses	628	824	688	450	199	147	253	3,189	61	—	3,250
Depreciation and amortization	487	427	158	367	300	83	228	2,050	7	—	2,057
Operating income	1,380	598	267	509	330	162	283	3,529	(37)	—	3,492
Other income, net	79	73	72	54	8	5	26	317	23	—	340
Finance charges	515	167	94	152	135	81	89	1,233	245	—	1,478
Income tax expense	218	67	54	74	21	11	26	471	(78)	—	393
Net earnings	726	437	191	337	182	75	194	2,142	(181)	—	1,961
Non-controlling interests	134	—	—	1	—	—	27	162	—	—	162
Preference share dividends	—	—	—	—	—	—	—	—	85	—	85
Net earnings attributable to common equity shareholders	592	437	191	336	182	75	167	1,980	(266)	—	1,714

Additions to property, plant and equipment and intangible assets	1,840	1,365	481	1,270	598	186	491	6,231	3	—	6,234

As at December 31, 2025
Goodwill	8,423	1,896	619	913	231	235	210	12,527	—	—	12,527
Total assets	27,474	15,006	6,463	10,842	6,508	2,960	5,247	74,500	341	(11)	74,830

Year ended December 31, 2024
Revenue	2,229	3,007	1,372	1,665	817	545	1,838	11,473	35	—	11,508
Energy supply costs	—	1,183	393	423	—	155	1,095	3,249	—	—	3,249
Operating expenses	530	798	659	418	195	141	250	2,991	49	—	3,040
Depreciation and amortization	448	404	134	337	291	88	218	1,920	7	—	1,927
Operating income	1,251	622	186	487	331	161	275	3,313	(21)	—	3,292
Other income, net	96	51	58	45	11	6	29	296	(8)	—	288
Finance charges	483	155	79	155	135	81	93	1,181	225	—	1,406
Income tax expense	200	70	37	83	26	14	23	453	(107)	—	346
Net earnings	664	448	128	294	181	72	188	1,975	(147)	—	1,828
Non-controlling interests	122	—	—	1	—	—	25	148	—	—	148
Preference share dividends	—	—	—	—	—	—	—	—	74	—	74
Net earnings attributable to common equity shareholders	542	448	128	293	181	72	163	1,827	(221)	—	1,606

Additions to property, plant and equipment and intangible assets	1,456	1,151	431	1,035	554	132	454	5,213	5	—	5,218

As at December 31, 2024
Goodwill	8,828	1,987	649	913	231	235	269	13,112	—	—	13,112
Total assets	27,202	14,690	6,278	10,156	6,181	2,807	5,810	73,124	374	(12)	73,486